Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 96	₱ 81
Current Financial Assets
Short-term investments	391	383
Current portion of other financial assets	320	206
Total assets	47,724	56,653
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	12	190
Current Financial Liabilities
Current portion of derivative financial liabilities	1,021	960
Total liabilities	458,341	474,762
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	578	432
Derivative financial assets – net of current portion	96	81
Current Financial Assets
Short-term investments	269	254
Total assets	943	767
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	12	190
Current Financial Liabilities
Current portion of derivative financial liabilities	1,021	960
Total liabilities	1,033	1,150
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	575	407
Derivative financial assets – net of current portion	96	81
Current Financial Assets
Short-term investments	269	254
Total assets	940	742
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	12	190
Current Financial Liabilities
Current portion of derivative financial liabilities	1,021	960
Total liabilities	1,033	1,150
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	3	25
Current Financial Assets
Total assets	₱ 3	₱ 25